INTERNATIONAL FINANCING PROGRAMS	12 Months Ended
Dec. 31, 2022
INTERNATIONAL FINANCING PROGRAMS
INTERNATIONAL FINANCING PROGRAMS

27.    INTERNATIONAL FINANCING PROGRAMS

In December 2017, Banco Interamericano de Desarrollo (BID) granted Banco Supervielle S,A, a loan (tranche A) for USD 40,000,000, USD 35,000,000 of which are settled over a three-year and period the remaining USD 5,000,000 over a five-year term, In June 2018, the Bank was granted a loan (tranche B) for USD 93,500,000, USD 40,000,000 are settled over a year term and the remaining USD 53,500,000 are settled over two years and a half. As of December 31, 2020, Tranche B was paid in full, and USD 35,000,000 of Tranche A. On November 15, 2022, the last installment of the loan was paid.

Grupo Supervielle has been complying with financial covenants.